Shareholder Fees - FidelityDividendGrowthFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none